Employee Benefit Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee Benefit Expenses	Employee Benefit Expenses
Employee benefit expenses (including the directors) comprise:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Wages and salaries	54,922	42,738	15,006
Social security costs	10,428	6,845	3,147
Other pension costs	2,523	1,542	526
Share-based payment charge	24,350	30,576	10,466
Total employee benefit expenses	92,223	81,701	29,145
The average number of persons employed by the Group (including the directors) during the period, was as follows:

	2023	2022	2021
	Number	Number	Number
Research and development	427	344	151
Management and operations	74	62	24
	501	406	175